UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.  20549

                                      FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number:  811-2383

                         AllianceBernstein Bond Fund, Inc.
                  (Exact name of registrant as specified in charter)

                1345 Avenue of the Americas, New York, New York 10105
                 (Address of principal executive offices) (Zip code)

                                    Mark R. Manley
                         Alliance Capital Management, L.P.
                            1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

         Registrant's telephone number, including area code:  (800) 221-5672

                   Date of fiscal year end:  October 31, 2003

                   Date of reporting period:  October 31, 2003


ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

AllianceBernstein Bond Fund
Quality Bond Portfolio

Investment Grade Fixed Income

Annual Report--October 31, 2003

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at
(800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.


December 18, 2003

Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Bond Fund Quality Bond Portfolio (the "Portfolio") for the annual reporting period ended October 31, 2003.

Investment Objective and Policies

This open-end fund seeks high current income consistent with preservation of capital by investing in investment-grade fixed income securities. The Portfolio invests in readily marketable securities that do not involve undue risk of capital.


Investment Results


The following table shows the performance of the Portfolio for the six- and 12-month periods ended October 31, 2003. For comparison, we have included the Lehman Brothers (LB) Aggregate Bond Index, a standard measure of the performance of a basket of unmanaged debt securities.

-------------------------------------------------------------------------------

INVESTMENT RESULTS*
Periods Ended October 31, 2003

                                                     Returns
                                         6 Months             12 Months
                                        --------------------------------

AllianceBernstein
Bond Fund Quality Bond
Portfolio
  Class A                                    0.11%               4.54%
  Class B                                   -0.24%               3.82%
  Class C                                   -0.24%               3.82%

Lehman Brothers (LB) Aggregate
Bond Index                                   0.57%               4.91%


* The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Portfolio include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Portfolio for a portion of its expenses to the extent necessary to limit the Portfolio's expenses to 0.98% for Class A, 1.68% for Class B, 1.68% for Class C and 0.68% for Advisor Class. This waiver extends through the Portfolio's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Portfolio's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

  The unmanaged Lehman Brothers (LB) Aggregate Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a standard measure of the performance of a basket of unmanaged debt securities. It is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 1

Index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Bond Fund Quality Bond Portfolio.

Additional investment results appear on page 6.

-------------------------------------------------------------------------------

For the six- and 12-month periods ended October 31, 2003, the Portfolio underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. The Portfolio's yield curve positioning was the primary detractor from performance. With our expectation of stronger growth earlier in the year, we anticipated higher rates and a flatter curve, driven by tighter Fed policy. This did not materialize and, in fact, rates fell and the yield curve steepened, dampening performance. Also dampening performance relative to the index was the Portfolio's slight mortgage overweight and coupon selection. In July, as interest rates rose and prepayments declined, mortgage durations lengthened causing mortgage prices to fall sharply.

A greater-than-benchmark exposure to investment-grade corporates--including an overweight in BBB-rated bonds--contributed positively to performance. Corporate securities during the 12-month period posted a strong return of 11.45%, according to the Lehman Brothers Corporate Bond Index, as compared to 4.91% for the overall Lehman Brothers Aggregate Bond Index. By quality, BBB-rated securities within the corporate index posted a very strong 15.86% return compared to 4.28% for AAA-rated corporates and 9.77% for A-rated corporates. Both our overweight position in corporate securities and our focus on l ower-rated corporates proved to be advantageous for the Portfolio.

Market Overview and Investment Strategy

The annual period was marked by volatility in the fixed income markets as investors reacted to rapidly changing economic data and current market perceptions. Business conditions worsened in the first three months of 2003, despite record high corporate cash flow and signs of consumer strength in rising building permits and new highs in the mortgage refinance index. The United States economy contracted in February and March, in part because of bad weather, and also because of corporate and consumer hesitancy to make purchase and investment decisions during the Iraqi conflict. As the economy began to recover, mid-year proved to be one of the most volatile periods in recent history of the U.S. fixed income markets. Through late June, interest rates fell as the economic landscape appeared bleak and the Federal Reserve raised the possibility of quantitative easing. After a 25 basis point cut in rates on June 25, interest rates suddenly reversed course and began a two-month bear market that saw longer-term Treasury rates rise more than 100 basis points. The result was a period of sustained interest rate volatility, driven not only by economic uncertainty, but also by mortgage hedging from large financial institutions.

As an economic recovery took hold, we reduced the Portfolio's Treasury holdings on expectations of increased supply to service the deficit. We also


2 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


increased the Portfolio's credit position, overweighting our corporate allocation which we thought would outperform. Within our corporate allocation, we emphasized BBB-rated debt, which we believed would benefit most from improving quality and economic growth. In the face of a massive refinancing wave during the second quarter, we trimmed our mortgage overweight, reducing 15-year exposure in favor of 30-year and lowering the average coupon.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 3


PERFORMANCE UPDATE

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO CLASS A
GROWTH OF A $10,000 INVESTMENT
7/1/99* TO 10/31/03

AllianceBernstein Bond Fund
Quality Bond Portfolio Class A: $12,693

Lehman Brothers Aggregate Bond Index: $13,822

[The following represents a mountain chart in the printed report.]

                        AllianceBernstein
                       Bond Fund Quality             Lehman Brothers
                     Bond Portfolio Class A         Aggregate Bond Index
-------------------------------------------------------------------------------

7/1/99*                    $  9,579                      $ 10,000
10/31/99                      9,686                        10,122
10/31/00                     10,329                        10,862
10/31/01                     11,728                        12,443
10/31/02                     12,142                        13,175
10/31/03                     12,693                        13,822


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Bond Fund Quality Bond Portfolio Class A shares (from 7/1/99* to 10/31/03) as compared to the performance of an appropriate index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers (LB) Aggregate Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a standard measure of the performance of a basket of unmanaged debt securities. It is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Bond Fund Quality Bond Portfolio.


* Fund and benchmark data is from the Fund's Class A share inception date of 7/1/99.


4 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


PORTFOLIO SUMMARY
October 31, 2003

INCEPTION DATES
Class A Shares
7/1/99

Class B Shares
7/1/99

Class C Shares
7/1/99

PORTFOLIO STATISTICS
Net Assets ($mil): $449.0

[Pie Chart Omitted]

SECURITY TYPE

21.6%  Corporate Debt Obligations
18.1%  Federal National Mortgage Association
14.5%  Treasury
 6.5%  Federal Home Loan Mortgage Corporation
 5.1%  Asset-Backed Securities
 3.8%  Commercial Mortgage Backed Securities
 3.5%  Government National Mortgage Association
 1.2%  Sovereign Debt Securities

25.7%  Short-Term Investments


All data as of October 31, 2003. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 5


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003

Class A Shares
-------------------------------------------------------------------------------
                        Without Sales Charge              With Sales Charge
  1 Year                        4.54%                           0.14%
  Since Inception*              6.71%                           5.66%
  SEC Yield**                   3.54%

Class B Shares
-------------------------------------------------------------------------------
                        Without Sales Charge              With Sales Charge
  1 Year                        3.82%                           0.82%
  Since Inception*              5.95%                           5.95%
  SEC Yield**                   3.00%

Class C Shares
-------------------------------------------------------------------------------
                        Without Sales Charge              With Sales Charge
  1 Year                        3.82%                           2.82%
  Since Inception*              5.92%                           5.92%
  SEC Yield**                   3.02%

AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2003)

                           Class A              Class B              Class C
                           Shares               Shares               Shares
-------------------------------------------------------------------------------
  1 Year                    0.52%                1.28%                3.28%
  Since Inception*          5.97%                6.30%                6.26%

The Portfolio's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Portfolio normally invests all of its assets in securities that are rated at least BBB by Standard & Poor's or, if unrated, are of comparable quality. The Portfolio also may invest in convertible debt securities, preferred stock and dividend-paying stocks, U.S. government obligations, and foreign fixed-income securities. The Portfolio may invest a portion of its assets in foreign securities, which may magnify fluctuations. Price fluctuations may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception date: 7/1/99 for all share classes.

** SEC yields are based on SEC guidelines and are calculated on 30 days ended October 31, 2003.


6 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


PORTFOLIO OF INVESTMENTS
October 31, 2003

Portfolio of Investments

                                              Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES-36.9%
Federal National Mortgage
  Association-23.8%
  4.00%, 8/01/18-10/01/18                       $ 8,155     $  7,950,692
  5.00%, TBA                                      6,160        6,258,178
  5.50%, TBA                                     14,305       14,594,706
  5.50%, 2/01/18                                  5,657        5,828,622
  6.00%, TBA                                     35,225       36,337,081
  6.50%, TBA                                     28,260       29,363,892
  6.50%, 1/01/28-10/01/32                         4,083        4,247,421
  7.50%, 10/01/29-5/01/32                         2,009        2,141,170
                                                             ------------
                                                             106,721,762

Federal Home Loan Mortgage Corp.-8.5%
  2.125%, 11/15/05                                2,040        2,040,635
  2.875%, 11/03/06                                6,420        6,439,003
  5.50%, TBA                                     21,765       21,948,653
  6.00%, TBA                                      7,725        7,930,192
                                                             ------------
                                                              38,358,483

Government National Mortgage
  Association-4.6%
  5.50%, TBA                                     10,675       10,778,419
  6.00%, TBA                                      9,485        9,796,222
                                                             ------------
                                                              20,574,641

Total Mortgage Backed Securities
(cost $165,213,205)                                          165,654,886

U.S. TREASURY SECURITIES-18.9%
U.S. Treasury Bonds-9.6%
  5.375%, 2/15/31                                 2,220        2,294,838
  6.625%, 2/15/27                                   645          764,250
  7.875%, 2/15/21                                 5,640        7,449,210
  8.75%, 5/15/17                                  6,345        8,841,117
  10.75%, 8/15/05                                10,900       12,622,712
  11.25%, 2/15/15                                 1,000        1,596,954
  12.00%, 8/15/13                                 7,000        9,716,602
                                                             ------------
                                                              43,285,683

U.S. Treasury Notes-9.3%
  2.25%, 7/31/04                                 41,235       41,584,549
  4.25%, 8/15/13                                    265          264,007
                                                             ------------
                                                              41,848,556

Total U.S. Treasury Securities
  (cost $86,514,112)                                          85,134,239


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 7


                                              Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

CORPORATE DEBT OBLIGATIONS-28.2%
Aerospace/Defense-0.2%
Boeing Capital Corp.
  4.75%, 8/25/08                                 $  365       $  376,173
Northrop Grumman Corp.
  7.125%, 2/15/11                                   540          621,412
                                                             ------------
                                                                 997,585

Automotive-2.1%
DaimlerChrysler NA Holdings
  4.75%, 1/15/08                                  1,140        1,140,139
Ford Motor Credit Co.
  7.00%, 10/01/13                                 1,050        1,034,012
  7.375%, 10/28/09-2/01/11                        3,300        3,383,271
General Motors Acceptance Corp.
  6.875%, 9/15/11                                 1,960        2,024,999
  8.00%, 11/01/31                                   400          412,526
General Motors Corp.
  8.375%, 7/15/33                                 1,515        1,602,944
                                                             ------------
                                                               9,597,891

Banking-5.4%
Bank of America Corp.
  6.25%, 4/15/12                                  1,380        1,516,662
Barclays Bank Plc pfd. (United Kingdom)
  8.55%, 6/15/11(a)                                 780          958,446
Capital One Bank
  6.50%, 6/13/13                                    630          650,523
CBA Capital Trust I pfd.
  5.805%, 6/30/15(a)                              1,185        1,211,372
Citicorp
  6.375%, 11/15/08                                1,940        2,144,049
Citigroup, Inc.
  7.25%, 10/01/10                                 2,860        3,331,920
GreenPoint Financial Corp.
  3.20%, 6/06/08                                  1,115        1,072,463
HSBC Capital Funding LP pfd. (United Kingdom)
  10.176%, 6/30/30(a)                               570          830,265
ING Capital Funding Trust III pfd.
  8.439%, 12/31/10                                  960        1,197,520
J.P. Morgan Chase & Co.
  3.625%, 5/01/08                                 1,195        1,194,500
  6.75%, 8/15/08-2/01/11                          1,880        2,114,886
M&T Bank Corp.
  3.85%, 4/01/13                                    525          521,477
MBNA America Bank
  6.50%, 6/20/06                                    985        1,073,358
National City Corp.
  3.20%, 4/01/08                                    530          521,173


8 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


                                              Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

RBS Capital Trust I pfd.
  4.709%, 7/01/13                               $ 2,090     $  1,971,631
U.S. Bank NA
  6.375%, 8/01/11                                 1,110        1,235,215
UFJ Finance Aruba AEC (Aruba)
  6.75%, 7/15/13                                    890          933,443
Unicredito Italiano Capital Trust pfd.
  9.20%, 10/05/10(a)                              1,510        1,879,801
                                                             ------------
                                                              24,358,704

Broadcasting/Media-1.9%
AOL Time Warner, Inc.
  7.70%, 5/01/32                                  1,205        1,366,583
Clear Channel Communications, Inc.
  4.25%, 5/15/09                                    680          676,484
  4.625%, 1/15/08                                   865          891,133
Liberty Media Corp.
  5.70%, 5/15/13                                  1,220        1,195,346
News America, Inc.
  6.55%, 3/15/33                                  1,175        1,204,193
Time Warner Entertainment Co. LP
  8.375%, 3/15/23-7/15/33                         2,795        3,427,582
                                                             ------------
                                                               8,761,321

Building/Real Estate-0.5%
EOP Operating LP
  5.875%, 1/15/13                                   650          677,412
ERP Operating LP
  5.20%, 4/01/13                                    470          471,152
Lennar Corp.
  5.95%, 3/01/13                                    230          240,332
Vornado Realty Trust
  5.625%, 6/15/07                                   640          676,527
                                                             ------------
                                                               2,065,423

Cable-1.1%
AT&T Broadband Corp.
  9.455%, 11/15/22                                  670          901,973
Comcast Cable Communications, Inc.
  6.20%, 11/15/08                                 1,650        1,800,724
Comcast Corp.
  7.05%, 3/15/33                                    465          497,319
Cox Communications, Inc.
  7.125%, 10/01/12                                  525          596,878
Lenfest Communications, Inc.
  8.375%, 11/01/05                                1,005        1,114,138
                                                             ------------
                                                               4,911,032


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 9


                                              Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

Communications-2.3%
AT&T Corp.
  7.80%, 11/15/11                               $   485       $  550,633
British Telecommunications Plc
  (United Kingdom)
  8.875%, 12/15/30                                1,025        1,324,521
Citizens Communications Co.
  9.00%, 8/15/31                                    385          499,773
Deutsche Telekom International Finance BV
  (Netherlands)
  8.75%, 6/15/30                                    690          871,140
France Telecom, SA (France)
  9.75%, 3/01/31                                    325          430,413
Koninklijke (Royal) KPN NV (Netherlands)
  8.00%, 10/01/10                                   670          799,839
Sprint Capital Corp.
  7.625%, 1/30/11                                 1,595        1,757,802
  8.75%, 3/15/32                                  1,200        1,369,554
Telecom Italia Capital (Italy)
  6.375%, 11/15/33(a)                               900          895,207
Verizon Global Funding Corp.
  7.375%, 9/01/12                                 1,465        1,683,432
                                                             ------------
                                                              10,182,314

Communications - Mobile-1.0%
AT&T Wireless Services, Inc.
  8.75%, 3/01/31                                  1,160        1,399,826
Telus Corp. (Canada)
  7.50%, 6/01/07                                  1,145        1,272,812
Verizon Wireless Capital LLC
  5.375%, 12/15/06                                1,045        1,117,006
Vodafone Airtouch Plc (United Kingdom)
  7.875%, 2/15/30                                   450          542,713
                                                             ------------
                                                               4,332,357

Energy-1.3%
Amerada Hess Corp.
  7.875%, 10/01/29                                1,575        1,680,484
Conoco Funding Co.
  5.45%, 10/15/06                                   695          747,937
Conoco, Inc.
  6.95%, 4/15/29                                  1,455        1,635,143
Devon Energy Corp.
  7.95%, 4/15/32                                    450          539,780
Devon Financing Corp.
  7.875%, 9/30/31                                   420          498,512
Valero Energy Corp.
  7.50%, 4/15/32                                    650          713,454
                                                             ------------
                                                               5,815,310


10 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


                                              Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

Financial-4.2%
American General Finance Corp.
  4.50%, 11/15/07                               $   650       $  674,302
CIT Group, Inc.
  4.125%, 2/21/06                                   985        1,015,541
  5.50%, 11/30/07                                   510          545,771
Countrywide Home Loans, Inc.
  4.25%, 12/19/07                                 1,090        1,112,967
Credit Suisse First Boston
  5.50%, 8/15/13                                    780          787,675
General Electric Capital Corp.
  5.45%, 1/15/13                                  1,095        1,132,878
  6.75%, 3/15/32                                  2,790        3,104,043
Household Finance Corp.
  6.50%, 11/15/08                                 1,505        1,681,941
  7.00%, 5/15/12                                    595          676,831
John Deere Capital Corp.
  4.50%, 8/22/07                                    690          718,947
Lehman Brothers Holdings, Inc.
  4.00%, 1/22/08                                  1,945        1,975,187
  6.625%, 1/18/12                                   670          750,929
MBNA Corp.
  4.625%, 9/15/08                                   915          951,567
Morgan Stanley
  7.25%, 4/01/32                                    750          868,498
National Rural Utilities Cooperative
  Finance Corp.
  7.25%, 3/01/12                                    270          313,074
The Bear Stearns Cos., Inc.
  4.00%, 1/31/08                                    640          650,871
The Goldman Sachs Group, Inc.
  4.75%, 7/15/13                                    685          662,739
  6.125%, 2/15/33                                 1,070        1,071,924
                                                             ------------
                                                              18,695,685

Food/Beverages-1.0%
Kellogg Co.
  2.875%, 6/01/08                                   690          664,696
Kraft Foods, Inc.
  5.25%, 10/01/13                                 1,050        1,046,320
Pepsi Bottling Group, Inc.
  7.00%, 3/01/29                                  1,950        2,231,350
Safeway, Inc.
  7.25%, 2/01/31                                    630          694,618
                                                             ------------
                                                               4,636,984


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 11


                                              Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

Health Care-0.8%
Bristol-Myers Squibb Co.
  4.75%, 10/01/06                               $   515       $  543,471
HCA, Inc.
  6.75%, 7/15/13                                    525          538,643
  7.125%, 6/01/06                                   855          916,293
Health Net, Inc.
  8.375%, 4/15/11                                   520          615,851
Humana, Inc.
  6.30%, 8/01/18                                    760          780,145
                                                             ------------
                                                               3,394,403

Industrial-0.8%
General Electric Co.
  1.22%, 10/24/05                                 2,545        2,545,000
  5.00%, 2/01/13                                    715          720,851
Praxair, Inc.
  2.75%, 6/15/08                                    525          503,645
                                                             ------------
                                                               3,769,496

Insurance-0.9%
Anthem, Inc.
  6.80%, 8/01/12                                    610          689,200
Mangrove Bay Pass-Through Trust pfd.
  6.102%, 7/15/33(a)                              1,010          978,185
MetLife, Inc.
  6.50%, 12/15/32                                   505          533,116
New York Life Insurance Co.
  5.875%, 5/15/33(a)                                880          865,809
Oil Insurance, Ltd. (Bermuda)
  5.15%, 8/15/33(a)                                 945          950,859
                                                             ------------
                                                               4,017,169

Metals/Mining-0.1%
Alcan, Inc. (Canada)
  4.50%, 5/15/13                                    420          405,928

Non-Air Transportation-0.3%
CSX Corp.
  7.95%, 5/01/27                                    995        1,201,161

Paper/Packaging-0.3%
International Paper Co.
  5.30%, 4/01/15                                    560          544,339
Weyerhaeuser Co.
  7.375%, 3/15/32                                   555          599,337
                                                             ------------
                                                               1,143,676

Petroleum Products-0.2%
Petronas Capital, Ltd.
  7.00%, 5/22/12(a)                               1,010        1,126,756


12 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


                                              Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

Public Utilities - Electric & Gas-1.8%
Carolina Power & Light Co.
  6.50%, 7/15/12                                $   675       $  739,510
CenterPoint Energy Resources Corp.
  6.50%, 2/01/08                                    825          885,821
Cincinnati Gas & Electric Co.
  5.70%, 9/15/12                                    385          402,044
Columbus Southern Power Co.
  5.50%, 3/01/13(a)                                 170          174,032
Dominion Resources, Inc.
  5.00%, 3/15/13                                    690          685,834
Duke Energy Corp.
  3.75%, 3/05/08                                    860          860,467
FirstEnergy Corp.
  7.375%, 11/15/31                                  415          444,965
KeySpan Corp.
  7.25%, 11/15/05                                 1,430        1,569,203
MidAmerican Energy Holdings Co.
  5.875%, 10/01/12                                  395          409,404
Nisource Finance Corp.
  7.875%, 11/15/10                                  590          699,079
Public Service Company of Colorado
  7.875%, 10/01/12                                  450          544,599
Xcel Energy, Inc.
  7.00%, 12/01/10                                   650          731,324
                                                             ------------
                                                               8,146,282

Public Utilities - Telephone-0.2%
Telefonos de Mexico SA de CV (Mexico)
  8.25%, 1/26/06                                    800          885,040

Retail-0.4%
Limited Brands
  6.95%, 3/01/33                                    355          384,385
Sears Roebuck Acceptance Corp.
  7.00%, 6/01/32                                    485          531,463
Target Corp.
  5.875%, 3/01/12                                   615          666,087
Toys "R" Us, Inc.
  7.875%, 4/15/13                                   305          337,528
                                                             ------------
                                                               1,919,463

Savings and Loan-1.0%
Great Western Financial Trust II
  8.206%, 2/01/27                                 2,090        2,341,828
Washington Mutual Finance Corp.
  6.875%, 5/15/11                                 1,945        2,187,592
                                                             ------------
                                                               4,529,420


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 13


                                               Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

Services-0.2%
Waste Management, Inc.
  6.875%, 5/15/09                               $   960     $  1,078,739

Technology-0.2%
Hewlett-Packard Co.
  7.15%, 6/15/05                                    670          723,452

Total Corporate Debt Obligations
  (cost $120,849,493)                                        126,695,591

ASSET BACKED SECURITIES-6.6%
Chase Funding Mortgage Loan
  1.24%, 2/25/21                                  2,414        2,413,724
Citibank Credit Card Issuance Trust
  3.50%, 8/16/10                                  9,565        9,452,802
  4.15%, 7/07/17                                  2,035        1,867,302
Countrywide Asset-Backed Certificates
  1.25%, 10/25/19                                 1,241        1,240,630
Discover Card Master Trust I
  6.35%, 7/15/08                                  3,190        3,467,664
Fleet Credit Card Master Trust II
  5.60%, 12/15/08                                 2,300        2,464,072
Honda Auto Receivables Owner Trust
  2.19%, 5/15/07                                  1,340        1,340,000
Master Asset Backed Securities Trust
  1.27%, 3/25/20                                  1,068        1,067,834
MBNA Credit Card Master Note Trust
  2.75%, 10/15/10                                 2,545        2,461,699
Residential Asset Mortgage Products, Inc.
  1.31%, 10/25/22                                 1,215        1,215,000
Residential Funding Mortgage Securities, Inc.
  1.25%, 7/25/18                                  1,205        1,204,760
Structured Asset Investment Loan Trust
  1.25%, 7/25/33                                  1,684        1,684,018

Total Asset Backed Securities
  (cost $29,988,446)                                          29,879,505

COMMERCIAL MORTGAGE BACKED SECURITIES-4.7%
Bear Stearns Commerical Mortgage
  Securities, Inc.
  Series 2003-T12, Class A4
  4.68%, 8/13/39                                  2,700        2,655,168
First Union-Lehman Brothers-Bank of America
Series 1998-C2, Class A2
  6.56%, 11/18/35                                 3,675        4,094,458


14 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


                                              Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

GS Mortgage Securities Corp. II
Series 2003-C1, Class A2A
  3.59%, 1/10/40                                $ 2,070     $  2,068,349
LB UBS Commercial Mortgage Trust
Series 2003-C5, Class A2
  3.48%, 7/15/27                                  3,730        3,686,732
Morgan Stanley Capital I
Series 2003-T11, Class A4
  5.15%, 6/13/41                                  4,425        4,433,850
Nomura Asset Securities Corp.
Series 1998-D6, Class A1B
  6.59%, 3/15/30                                  3,665        4,099,297

Total Commercial Mortgage Backed Securities
  (cost $22,450,773)                                          21,037,854

SOVEREIGN DEBT SECURITIES-1.6%
Korea Development Bank
  5.75%, 9/10/13                                    380          390,493
Quebec Province of Canada
  7.50%, 9/15/29                                    755          932,252
United Mexican States
  4.625%, 10/08/08                                3,325        3,349,938
  7.50%, 1/14/12                                  2,075        2,324,000

Total Sovereign Debt Securities
  (cost $6,758,036)                                            6,996,683

COLLATERALIZED MORTGAGE OBLIGATION-0.3%
Countrywide Home Loans
  Series 2003-49, Class A1
  1.64%, 12/19/33
  (cost $1,314,611)                               1,316        1,310,495

SHORT-TERM INVESTMENT-33.7%
Time Deposit-33.7%
State Street Euro Dollar
  0.50%, 11/03/03
  (cost $151,223,000)                           151,223      151,223,000

Total Investments Before Security Lending
Collateral-130.9%
  (cost $584,311,676)                                        587,932,253

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED*-18.8%
Short-Term Investments
Bank of America
  1.22%, 7/15/04                                  5,990        6,285,144
Fleet Boston Financial
  1.27%, 2/01/04                                 14,100       14,848,401


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 15


                                              Principal
                                                 Amount
                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------

FNMA
  1.20%, 12/09/03                               $17,000    $  17,151,423
Gotham Funding
  1.12%, 11/18/03-11/25/03                       23,315       23,297,203
Toyota
  1.13%, 11/13/03                                 2,500        2,560,844
Wells Fargo Corp.
  1.16%, 2/01/04                                  3,000        3,119,041
                                                             ------------
                                                              67,262,056

                                                 Shares
                                             ------------
UBS Private Money Market Fund, LLC
  1.01%                                      17,075,591       17,075,591

Total Investment of Cash Collateral for
Securities Loaned
  (cost $84,337,647)                                          84,337,647

Total Investments-149.7%
  (cost $668,649,323)                                        672,269,900
Other assets less liabilities-(49.7%)                       (223,255,347)

Net Assets-100%                                            $ 449,014,553


*  See Note E for security lending information.

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, the aggregate market value of these securities amounted to $9,870,732 or 2.2% of net assets.

Glossary of Terms:

FNMA - Federal National Mortgage Assoc.

TBA   - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See notes to financial statements.


16 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
October 31, 2003


Assets
Investments in securities, at value
  (cost $668,649,323--including investment of cash
  collateral for securities loaned of $84,337,647)             $  672,269,900(a)
Cash                                                                  464,548
Receivable for investment securities sold                           8,680,308
Interest receivable                                                 3,618,138
Receivable for capital stock sold                                     577,105
Total assets                                                      685,609,999

Liabilities
Payable for investment securities purchased                       150,576,685
Payable for collateral on securities loaned                        84,337,647
Payable for capital stock redeemed                                    713,065
Dividends payable                                                     477,664
Distribution fee payable                                              120,394
Advisory fee payable                                                   84,030
Accrued expenses                                                      285,961
Total liabilities                                                 236,595,446
Net Assets                                                     $  449,014,553

Composition of Net Assets
Capital stock, at par                                               $  42,557
Additional paid-in capital                                        442,458,084
Distributions in excess of net investment income                   (1,896,258)
Accumulated net realized gain on investment and
  foreign currency transactions                                     4,789,593
Net unrealized appreciation of investments                          3,620,577
                                                               $  449,014,553

Calculation of Maximum Offering Price

Class A Shares
Net asset value and redemption price per share
  ($68,212,608 / 6,461,779 shares of capital stock
  issued and outstanding)                                              $10.56
Sales charge--4.25% of public offering price                              .47
Maximum offering price                                                 $11.03

Class B Shares
Net asset value and offering price per share
  ($96,033,294 / 9,105,837 shares of capital stock
  issued and outstanding)                                              $10.55

Class C Shares
Net asset value and offering price per share
  ($26,021,458 / 2,471,598 shares of capital stock
  issued and outstanding)                                              $10.53

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($258,747,193 / 24,518,034 shares of capital stock
  issued and outstanding                                               $10.55


(a)  Includes securities on loan with a value of $82,495,906 (see Note E).

See notes to financial statements.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 17


STATEMENT OF OPERATIONS
                                             July 1, 2003
                                                  to                 Year Ended
                                              October 31,              June 30,
                                                  2003*                  2003
                                             -------------        -------------
Investment Income
Interest                                   $  5,441,736         $  16,018,006

Expenses
Advisory fee                                    831,665             2,163,652
Distribution fee--Class A                        73,782               195,491
Distribution fee--Class B                       346,615               926,913
Distribution fee--Class C                        81,232               244,627
Transfer agency                                 486,995             1,237,319
Custodian                                        68,546               191,425
Printing                                         49,208               125,347
Audit and legal                                  42,351                81,878
Registration fees                                41,544                83,992
Administrative                                   40,000               120,000
Directors' fees and expenses                      6,389                20,000
Miscellaneous                                     5,575                28,807
Total expenses                                2,073,902             5,419,451
Less: expense offset arrangement
  (see Note B)                                     (183)               (1,103)
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                  (543,850)           (1,376,256)
Net expenses                                  1,529,869             4,042,092
Net investment income                         3,911,867            11,975,914

Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
  Investment transactions                    (3,807,440)           15,242,181
  Foreign currency transactions                      -0-             (282,560)
Net change in unrealized
  appreciation/depreciation
  of investments                             (6,091,822)            8,812,869
Net gain (loss) on investment
  and foreign currency
  transactions                               (9,899,262)           23,772,490

Net Increase (Decrease) in
  Net Assets from Operations                $(5,987,395)        $  35,748,404


*  The Portfolio changed its fiscal year end from June 30 to October 31.

See notes to financial statements.


18 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS


                                    July 1, 2003
                                         to          Year Ended      Year Ended
                                     October 31,       June 30,       June 30,
                                        2003*            2003            2002
                                  ----------------------------------------------

Increase (Decrease) in Net
Assets from Operations
Net investment income                $  3,911,867  $  11,975,914   $  7,878,464
Net realized gain (loss) on
  investment and foreign currency
  transactions                         (3,807,440)    14,959,621     (1,208,743)
Net change in unrealized
  appreciation/depreciation
  of investments                       (6,091,822)     8,812,869      1,069,652
Net increase (decrease) in net
  assets from operations               (5,987,395)    35,748,404      7,739,373

Dividends and Distributions
to Shareholders from
Net investment income
  Class A                                (896,295)    (2,559,355)    (1,504,476)
  Class B                              (1,015,450)    (2,981,723)    (1,172,187)
  Class C                                (239,505)      (803,086)      (388,314)
  Advisor Class                        (3,303,792)    (8,978,394)    (4,813,487)
Distributions in excess of
  net investment income
  Class A                                      -0-            -0-      (322,169)
  Class B                                      -0-            -0-      (251,012)
  Class C                                      -0-            -0-       (83,154)
  Advisor Class                                -0-            -0-    (1,030,761)
Net realized gain on investment
  transactions
  Class A                                      -0-            -0-       (37,302)
  Class B                                      -0-            -0-       (34,427)
  Class C                                      -0-            -0-       (11,308)
  Advisor Class                                -0-            -0-       (89,616)
Distributions in excess of net
  realized gain on investment
  transactions
  Class A                                      -0-            -0-      (100,078)
  Class B                                      -0-            -0-       (92,363)
  Class C                                      -0-            -0-       (30,340)
  Advisor Class                                -0-            -0-      (240,432)

Capital Stock Transactions
Net increase (decrease)                (1,912,603)   145,535,331    233,107,087
Total increase (decrease)             (13,355,040)   165,961,177    230,645,034

Net Assets
Beginning of period                   462,369,593    296,408,416     65,763,382
End of period                        $449,014,553   $462,369,593   $296,408,416


*  The Portfolio changed its fiscal year end from June 30 to October 31.

See notes to financial statements.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 19


NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: the Corporate Bond Portfolio, the Quality Bond Portfolio and the U.S. Government Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Quality Bond Portfolio. The Quality Bond Portfolio (the "Portfolio") offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


20 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 21


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio accretes discounts as adjustments to interest income. Additionally, the Portfolio amortizes premiums on debt securities for financial statement reporting purposes only.

5. Income and Expenses

All income earned and expenses incurred by the Portfolio are borne on a pro rata basis by each settled class of shares, based on proportionate interest in the Portfolio represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Change of Fiscal Year End

The Portfolio changed its fiscal year end from June 30 to October 31. Accordingly, the statement of operations, the statement of changes in net assets and financial highlights reflect the period from July 1, 2003 to October 31, 2003.


22 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55 of 1% of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .98%, 1.68%, 1.68% and .68% of the average daily net assets of Class A, Class B, Class C and Advisor Class shares, respectively. For the period ended October 31, 2003 and the year ended June 30, 2003, such waiver amounted to $503,850 and $1,256,256 respectively.

Pursuant to the advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the period ended October 31, 2003, and the year ended June 30, 2003, the Advisor agreed to waive its fees for services. Such waiver amounted to $40,000 and $120,000, respectively.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $352,784 and $1,014,792, respectively, for the period ended October 31, 2003 and the year ended June 30, 2003.

For the period ended October 31, 2003 and the year ended June 30, 2003, the Portfolio's expenses were reduced by $183 and $1,103, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio's shares. The Distributor has advised the Portfolio that it has retained front-end sales charges of $3,585 and $16,996 from the sale of Class A shares and received $16,048 and $3,950, $89,224 and $262,207 and $3,040 and $16,470, respectively, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the period ended October 31, 2003 and the year ended June 30, 2003.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 23


Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The
Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $942,950 and $354,415 for Class B and Class C shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended October 31, 2003, were as follows:

                                            Purchases                Sales
                                            ---------              ---------

Investment securities (excluding
  U.S. government securities)            $  64,322,343           $  23,076,090
U.S. government securities                 815,749,995             823,324,790

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost                                                            $  670,184,066
Gross unrealized appreciation                                   $    5,709,970
Gross unrealized depreciation                                       (3,624,136)
Net unrealized appreciation                                     $    2,085,834


Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.


24 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

NOTE E

Securities Lending

The Portfolio has entered into a securities lending agreement with AG Edwards &Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Portfolio in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of October 31, 2003, the Portfolio had loaned securities with a value of $82,495,906 and received cash collateral of $84,337,647 which was invested in short-term securities as included in the accompanying portfolio of investments. For the period ended October 31, 2003 and the year ended June 30, 2003, the Portfolio earned fee income of $59,644 and $110,476, respectively, which is included in interest income in the accompanying statement of operations.



ALLIANCEBERNSTEIN Bond Fund Quality Bond Portfolio o 25


NOTE F

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                 ----------------------------------------------
                                                       Shares
                                 ----------------------------------------------
                                  July 1, 2003 to     Year Ended     Year Ended
                                      October 31,        June 30,      June 30,
                                          2003(a)           2003           2002
                                 ----------------------------------------------
Class A
Shares sold                             1,188,424      7,320,478      4,696,262
Shares issued in reinvestment
  of dividends and distributions           69,498        188,816        130,123
Shares converted
  from Class B                             72,114        183,885        118,430
Shares redeemed                        (1,944,017)    (4,991,928)    (2,534,079)
Net increase
  (decrease)                             (613,981)     2,701,251      2,410,736

Class B
Shares sold                               900,731     10,491,815      4,915,718
Shares issued in reinvestment
  of dividends and distributions           65,907        187,182         97,916
Shares converted to
  Class A                                 (73,115)      (183,857)      (118,478)
Shares redeemed                        (2,261,947)    (4,937,099)    (1,346,260)
Net increase
  (decrease)                           (1,368,424)     5,558,041      3,548,896

Class C
Shares sold                               748,714      3,020,966      1,732,851
Shares issued in reinvestment
  of dividends and distributions           12,921         40,953         28,077
Shares redeemed                          (740,569)    (2,189,012)      (606,701)
Net increase                               21,066        872,907      1,154,227

Advisor Class
Shares sold                             1,716,510      6,206,900     15,000,776
Shares issued in reinvestment
  of dividends and distributions          305,930        854,656        576,188
Shares redeemed                          (257,118)    (2,365,708)      (204,144)
Net increase                            1,765,322      4,695,848     15,372,820



(a)  The Portfolio changed its fiscal year end from June 30 to October 31.


26 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


Notes to Financial Statements

                                                       Amount
                                  July 1, 2003 to     Year Ended     Year Ended
                                      October 31,        June 30,      June 30,
                                          2003(a)           2003           2002
                                 ----------------------------------------------
Class A
Shares sold                         $  12,601,915 $ 77,100,650    $  49,488,409
Shares issued in
  reinvestment of
  dividends and distributions             733,739     1,997,352       1,344,953
Shares converted from Class B             771,300     1,956,325         521,783
Shares redeemed                       (20,507,158)  (52,684,749)    (26,178,704)
Net increase (decrease)              $ (6,400,204) $ 28,369,578   $  25,176,441

Class B
Shares sold                          $  9,506,335  $110,463,465   $  50,969,528
Shares issued in reinvestment
  of dividends and distributions          695,223     1,979,554       1,011,618
Shares converted to Class A              (771,300)   (1,956,325)       (521,783)
Shares redeemed                       (23,810,699)  (52,323,161)    (14,625,886)
Net increase (decrease)              $(14,380,441) $ 58,163,533   $  36,833,477

Class C
Shares sold                          $  7,877,594  $ 31,610,879   $  17,979,445
Shares issued in reinvestment
  of dividends and distributions          136,077       431,766         290,031
Shares redeemed                        (7,783,898)  (22,969,541)     (6,294,895)
Net increase                         $    229,773  $  9,073,104   $  11,974,581

Advisor Class
Shares sold                          $ 18,114,331  $ 65,432,463   $ 155,281,551
Shares issued in reinvestment
  of dividends and distributions        3,228,730     9,029,421       5,942,746
Shares redeemed                        (2,704,792)  (24,532,768)     (2,101,709)
Net increase                         $ 18,638,269  $ 49,929,116   $ 159,122,588


(a)  The Portfolio changed its fiscal year end from June 30 to October 31.


NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the period ended October 31, 2003.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 27


NOTE H

Distributions to Shareholders

The tax character of distributions paid during the period ended October 31, 2003, and the fiscal years ended June 30, 2003 and June 30, 2002 were as follows:

                        July 1, 2003 to     Year Ended          Year Ended
                           October 31,        June 30,            June 30,
                             2003*              2003                2002
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income       $  5,455,042       $  15,322,558        $  9,824,526
  Net long-term
    capital gains                 -0-                 -0-             53,837
Total taxable
  distributions            5,455,042          15,322,558           9,878,363

Total distributions
  paid                  $  5,455,042       $  15,322,558        $  9,878,363(a)

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $  6,468,174
Undistributed long-term capital gains                             2,678,430
Accumulated capital and other losses                             (4,240,862)(b)
Unrealized appreciation/(depreciation)                            2,085,834(c)

Total accumulated earnings/(deficit)                           $  6,991,576

(a) Total distributions paid differ from Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $4,240,862 all of which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

During the current fiscal year, permanent differences, primarily due to tax character of distributions, tax character of paydown losses and the tax treatment of bond premium, resulted in a net decrease in distributions in excess of net investment income and a net decrease in accumulated net realized gain on investment and foreign currency transactions. This reclassification had no effect on net assets.


*  The Portfolio changed its fiscal year end from June to October 31.


28 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

A special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, more than thirty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 29


to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

NOTE J

Subsequent Events

On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to the market timing relationships described in the SEC Order (i.e., relationships Alliance Capital maintained with some investors who were permitted to engage in market timing trades in some of the AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees). According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.


30 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                       Class A
                                            -----------------------------------------------------------------
                                               July 1,                                          July 1,
                                               2003 to                                       1999(c) to
                                           October 31,           Year Ended June 30,           June 30,
                                               2003(a)      2003         2002(b)      2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                       $  10.82     $  10.25     $  10.22      $  9.85     $  10.00

Income From Investment
  Operations
Net investment income(d)(e)                      .12          .33          .46          .55          .60
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  (.25)         .66          .17          .42         (.21)
Net increase (decrease) in net
  asset value from operations                   (.13)         .99          .63          .97          .39

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.13)        (.42)        (.46)        (.55)        (.54)
Distributions in excess of
  net investment income                           -0-          -0-        (.10)        (.04)          -0-
Distributions from
  net realized gain on
  investment transactions                         -0-          -0-        (.01)        (.01)          -0-
Distributions in excess
  of net realized gain on
  investment transactions                         -0-          -0-        (.03)          -0-          -0-
Total dividends and
  distributions                                 (.13)        (.42)        (.60)        (.60)        (.54)
Net asset value,
  end of period                             $  10.56     $  10.82     $  10.25     $  10.22      $  9.85

Total Return
Total investment return based
  on net asset value(f)                        (1.20)%       9.87%        6.23%       10.09%        4.40%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                          $  68,213    $  76,565    $  44,852    $  20,068     $  5,071
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .98%(g)      .98%         .98%         .98%         .98%(g)
  Expenses, before waivers/
    reimbursements                              1.33%(g)     1.32%        1.48%        2.85%       13.10%(g)
Net investment income(e)                        2.60%(g)     3.08%        4.39%        5.49%        5.96%(g)
Portfolio turnover rate                          199%         867%         573%         385%         215%




See footnote summary on page 35.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 31


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      Class B
                                            -----------------------------------------------------------------
                                               July 1,                                          July 1,
                                               2003 to                                       1999(c) to
                                           October 31,           Year Ended June 30,           June 30,
                                               2003(a)      2003         2002(b)      2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                       $  10.81     $  10.24     $  10.21      $  9.84     $  10.00

Income From Investment
Operations
Net investment income(d)(e)                      .09          .26          .38          .47          .50
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  (.25)         .66          .16          .43         (.18)
Net increase (decrease) in net
  asset value from operations                   (.16)         .92          .54          .90          .32

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.10)        (.35)        (.38)        (.47)        (.48)
Distributions in excess of
  net investment income                           -0-          -0-        (.09)        (.05)          -0-
Distributions from
  net realized gain on
  investment transactions                         -0-          -0-        (.01)        (.01)          -0-
Distributions in excess
  of net realized gain on
  investment transactions                         -0-          -0-        (.03)          -0-          -0-
Total dividends and
  distributions                                 (.10)        (.35)        (.51)        (.53)        (.48)
Net asset value,
  end of period                             $  10.55     $  10.81     $  10.24     $  10.21      $  9.84

Total Return
Total investment return based
  on net asset value(f)                        (1.44)%       9.12%        5.52%        9.34%        3.56%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $96,033     $113,233      $50,354      $13,960       $1,007
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.68%(g)     1.68%        1.68%        1.68%        1.68%(g)
  Expenses, before waivers/
    reimbursements                              2.06%(g)     2.05%        2.19%        3.36%       11.29%(g)
Net investment income(e)                        2.01%(g)     2.41%        3.70%        4.82%        5.32%(g)
Portfolio turnover rate.                         199%         867%         573%         385%         215%


See footnote summary on page 35.


32 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                      Class C
                                            -----------------------------------------------------------------
                                               July 1,                                          July 1,
                                               2003 to                                       1999(c) to
                                           October 31,           Year Ended June 30,           June 30,
                                               2003(a)      2003         2002(b)      2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                       $  10.79     $  10.23     $  10.19      $  9.83     $  10.00

Income From Investment
  Operations
Net investment income(d)(e)                      .09          .26          .38          .48          .51
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  (.25)         .65          .17          .41         (.20)
Net increase (decrease) in net
  asset value from operations                   (.16)         .91          .55          .89          .31

Less: Dividends and
Distributions
  Dividends from net
  investment income                             (.10)        (.35)        (.38)        (.48)        (.48)
Distributions in excess of
  net investment income                           -0-          -0-        (.09)        (.04)          -0-
Distributions from
  net realized gain on
  investment transactions                         -0-          -0-        (.01)        (.01)          -0-
Distributions in excess
  of net realized gain on
  investment transactions                         -0-          -0-        (.03)          -0-          -0-
Total dividends and
  distributions                                 (.10)        (.35)        (.51)        (.53)        (.48)
Net asset value,
  end of period                             $  10.53     $  10.79     $  10.23     $  10.19      $  9.83

Total Return
Total investment return based
  on net asset value(f)                        (1.44)%       9.03%        5.63%        9.25%        3.47%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $26,021      $26,445      $16,131       $4,315         $514
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.68%(g)     1.68%        1.68%        1.68%        1.68%(g)
  Expenses, before waivers/
   reimbursements                               2.06%(g)     2.03%        2.19%        3.42%       11.75%(g)
Net investment income(e)                        2.03%(g)     2.41%        3.71%        4.88%        5.35%(g)
Portfolio turnover rate.                         199%         867%         573%         385%         215%


See footnote summary on page 35.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 33



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            Advisor Class
                                            ----------------------------------------------------
                                              July 1,                            October 9,
                                             2003 to                             2000(h) to
                                          October 31       Year Ended June 30,     June 30,
                                              2003(a)        2003       2002(b)        2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period        $  10.82     $  10.25     $  10.22      $  9.97

Income From Investment Operations
Net investment income(d)(e)                      .13          .36          .48          .42
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.26)         .66          .18          .30
Net increase (decrease) in net asset value
  from operations                               (.13)        1.02          .66          .72

Less: Dividends and Distributions
Dividends from net investment income            (.14)        (.45)        (.48)        (.42)
Distributions in excess of net investment
  income                                          -0-          -0-        (.11)        (.04)
Distributions from net realized gain on
  investment transactions                         -0-          -0-        (.01)        (.01)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-        (.03)          -0-
Total dividends and distributions               (.14)        (.45)        (.63)        (.47)
Net asset value, end of period              $  10.55     $  10.82     $  10.25     $  10.22

Total Return
Total investment return based on
  net asset value(f)                           (1.19)%      10.20%        6.57%        7.28%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)   $258,747     $246,127     $185,071      $27,420
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .68%(g)      .68%         .68%         .68%(g)
  Expenses, before waivers/
    reimbursements                              1.03%(g)     1.20%        1.20%        2.29%(g)
Net investment income(e)                        2.87%(g)     3.39%        4.69%        5.89%(g)
Portfolio turnover rate.                         199%         867%         573%         385%


See footnote summary on page 35.


34 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO



(a)  The Portfolio changed its fiscal year end from June 30 to October 31.

(b) As required, effective July 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $.05, increase net realized and unrealized gain on investments per share by $.05 for Class A, B and C, respectively, and by $.06 for the Advisor Class, and decrease the ratio of net investment income to average net assets from 4.93% to 4.39% for Class A, from 4.24% to 3.70% for Class B, from 4.25% to 3.71% for Class C and from 5.24% to 4.69% for Advisor Class. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(c)  Commencement of operations.

(d)  Based on average shares outstanding.

(e)  Net of fees waived and expenses reimbursed by the Adviser.

(f) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(g)  Annualized.

(h)  Commencement of distribution.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 35


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of
Directors of AllianceBernstein Bond Fund, Inc. Quality Bond Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Quality Bond Portfolio (the "Portfolio") one of the portfolios constituting the AllianceBernstein Bond Fund, Inc., as of October 31, 2003, and the related statement of operations for the period from July 1, 2003 to October 31, 2003 and for the year ended June 30, 2003, the statement of changes in net assets for the period from July 1, 2003 to October 31, 2003 and for each of the two years in the period ended June 30, 2003 and the financial highlights for the period from July 1, 2003 to October 31, 2003 and for each of the five years in the period ended June 30, 2003. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Quality Bond Portfolio of the AllianceBernstein Bond Fund, Inc. at October 31, 2003, the results of its operations for the period from July 1, 2003 to October 31, 2003 and for the year ended June 30, 2003, the changes in its net assets for the period from July 1, 2003 to October 31, 2003 and for each of the two years in the period ended June 30, 2003, and the financial highlights for the period from July 1, 2003 to October 31, 2003 and for each of the five years in the period ended June 30, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

New York, New York
December 12, 2003,
except for Note J,
as to which the date is
December 23, 2003


36 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Matthew D.W. Bloom(2), Vice President
Paul J. DeNoon, Vice President
Jeffrey S. Phlegar(2), Vice President
Lawrence J. Shaw, Vice President
Michael A. Snyder, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc
P.O. Box 756003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

(2) Messrs. Bloom and Phlegar are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 37


MANAGEMENT OF THE FUND
Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                           PORTFOLIOS
                                                                            IN FUND        OTHER
NAME, AGE OF DIRECTOR,                    PRINCIPAL                         COMPLEX     DIRECTORSHIPS
      ADDRESS                            OCCUPATION(S)                     OVERSEEN BY     HELD BY
YEARS OF SERVICE)                     DURING PAST 5 YEARS                   DIRECTOR      DIRECTOR
--------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS


William H. Foulk, Jr., #+, 71        Investment adviser and an               113          None
2 Sound View Drive                   independent consultant. He
Suite 100                            was formerly Senior Manager
Greenwich, CT 06830                  of Barrett Associates, Inc., a
(5)                                  registered investment adviser,
Chairman of the Board                with which he had been associ-
                                     ated since prior to 1998. He was
                                     formerly Deputy Comptroller and
                                     Chief Investment Officer of the
                                     State of New York and, prior
                                     thereto, Chief Investment Officer
                                     of the New York Bank for Savings.

Ruth Block, #+, 73                   Formerly Executive Vice President       96           None
500 SE Mizner Blvd.,                 and Chief Insurance Officer of
Boca Raton, FL 33432                 The Equitable Life Assurance
(5)                                  Society of the United States;
                                     Chairman and Chief Executive
                                     Officer of Evlico; Director of
                                     Avon, BP (oil and gas), Ecolab
                                     Incorporated (specialty chemicals),
                                     Tandem Financial Group and Donaldson,
                                     Lufkin & Jenrette Securities
                                     Corporation; former Governor at
                                     Large National Association of
                                     Securities Dealers, Inc.

David H. Dievler, #+, 74             Independent consultant. Until           100          None
P.O. Box 167                         December 1994 he was Senior
Spring Lake, NJ 07762                Vice President of Alliance Capital
(5)                                  Management Corporation
                                     ("ACMC") responsible for mutual
                                     fund administration. Prior to joining
                                     ACMC in 1984 he was Chief Financial
                                     Officer of Eberstadt Asset Management
                                     since 1968. Prior to that he was a
                                     Senior Manager at Price Waterhouse & Co.
                                     Member of American Institute of
                                     Certified Public Accountants since 1953.




38 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO



                                                                           PORTFOLIOS
                                                                            IN FUND        OTHER
NAME, AGE OF DIRECTOR,                    PRINCIPAL                         COMPLEX     DIRECTORSHIPS
      ADDRESS                            OCCUPATION(S)                     OVERSEEN BY     HELD BY
(YEARS OF SERVICE)                     DURING PAST 5 YEARS                   DIRECTOR      DIRECTOR
--------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS  (continued)


John H. Dobkin, #+, 61               Consultant. Formerly President          98           None
P.O. Box 12                          of Save Venice, Inc. (preservation
Annandale, NY 12504                  organization) from 2001-2002,
(5)                                  a Senior Advisor from June
                                     1999 - June 2000 and President
                                     of Historic Hudson Valley
                                     (historic preservation) from
                                     December 1989-May 1999.
                                     Previously, he was Director of
                                     the National Academy of Design
                                     and during 1988-1992, he was
                                     Director and Chairman of the
                                     Audit Committee of ACMC.

Clifford L. Michel, #+, 64           Senior Counsel of the law firm          97           Placer Dome,
15 St. Bernard's Road                of Cahill Gordon & Reindel since                         Inc.
Gladstone, NJ 07934                  February 2001 and a partner of
(5)                                  that firm for more than twenty-
                                     five years prior thereto. He is
                                     President and Chief Executive
                                     Officer of Wenonah Development
                                     Company (investments) and a
                                     Director of Placer Dome, Inc.
                                     (mining).

Donald J. Robinson, #+, 69           Senior Counsel to the law firm of       96           None
98 Hell's Peak Road                  Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                     since prior to 1998. Formerly a
(5)                                  senior partner and a member
                                     of the Executive Committee of
                                     that firm. He was also a member
                                     and Chairman of the Municipal
                                     Securities Rulemaking Board
                                     and Trustee of the Museum of
                                     the City of New York.
INTERESTED DIRECTOR
Marc O. Mayer, ++, 46                Executive Vice President of ACMC        68           None
1345 Avenue of the                   since 2001; prior thereto, Chief
Americas                             Executive Officer of Sanford C.
New York, NY 10105                   Bernstein & Co., LLC and its
(3 months)                           predecessor since prior to 1998.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.

++ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 39


Officer Information

Certain information concerning the Fund's Officers is set forth below.


      NAME,                       POSITION(S)                    PRINCIPAL OCCUPATION
ADDRESS* AND AGE                HELD WITH FUND                    DURING PAST 5 YEARS
-------------------------------------------------------------------------------
Kathleen A. Corbet, 43           Senior Vice President         Executive Vice President of Alliance
                                                               Capital Management Corporation
                                                               (ACMC)** with which she has been
                                                               associated since prior to 1998.

Matthew D.W. Bloom, 47           Vice President                Senior Vice President of ACMC,** with
                                                               which he has been
                                                               associated since prior to 1998.

Paul J. DeNoon, 41               Vice President                Senior Vice President of ACMC,** with
                                                               which he has been associated since
                                                               prior to 1998.

Jeffrey S. Phlegar, 37           Vice President                Senior Vice President of ACMC,** with
                                                               which he has been associated since
                                                               prior to 1998.

Lawrence J. Shaw, 52             Vice President                Senior Vice President of ACMC,** with
                                                               which he has been associated since
                                                               prior to 1998.

Michael A. Snyder, 41            Vice President                Senior Vice President of ACMC,**
                                                               since May 2001. Previously he was a
                                                               Managing Director in the high yield
                                                               asset management group at Donaldson,
                                                               Lufkin & Jenrette Corporation
                                                               from 1998 to 2001.

Mark R. Manley, 41               Secretary                     Senior Vice President and Acting
                                                               General Counsel of ACMC,** with
                                                               which he has been associated since
                                                               prior to 1998.

Mark D. Gersten, 53              Treasurer and                 Senior Vice President of Alliance Global
                                 Chief Financial Officer       Investor Services, Inc. ("AGIS")** and
                                                               a Vice President of AllianceBernstein
                                                               Investment Research and Management,
                                                               Inc. ("ABIRM")** with which he has
                                                               been associated since prior to 1998.

Vincent S. Noto, 39              Controller                    Vice President of AGIS,** with which
                                                               he has been associated since prior to
                                                               1998.


* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.

40 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**


Blended Style Series

U.S. Large Cap Portfolio


Growth Funds

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund#
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio


Value Funds

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund


Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio


Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia


Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York


Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,## which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.


*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

#  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

## An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 41


ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

SM This service mark used under license from the owner, Alliance Capital Management L.P.

QBPAR1003




ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.  DESCRIPTION OF EXHIBIT

10 (a) (1)   Code of ethics that is subject to the disclosure of Item 2 hereof

10 (b) (1)   Certification of Principal Executive Officer Pursuant to Section
             302 of the Sarbanes-Oxley Act of 2002

10 (b) (2)   Certification of Principal Financial Officer Pursuant to Section
             302 of the Sarbanes-Oxley Act of 2002

10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 30, 2003

By:     /s/ Mark D. Gersten
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   December 30, 200